Shareholders' Equity - Schedule of Items Reclassified Out of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	$ (4,565)	$ (4,906)	$ (5,468)
Selling, general and administrative	(897)	(927)	(1,066)
Research and development	(1,425)	(1,520)	(1,816)
Income (loss) on equity-method investments	2	(43)	(122)
Income tax benefit (expense)	21	23	(37)
Net of tax	460	613	1,042	$ 794
Net of tax	110	129	(629)
Attributable to noncontrolling interest	(6)	(1)	129
Attributable to the Company's stockholders	104	128	(500)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of tax	(23)	(76)	33	$ 24
Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax benefit (expense)	4	1	5
Net of tax	(8)	(5)	(12)
Net of tax	(168)	(7)	17
Attributable to noncontrolling interest			(2)
Attributable to the Company's stockholders	(168)	(7)	15
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax benefit (expense)			(4)
Net of tax	(170)	(2)	29
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Foreign Exchange Contract [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	(105)	(1)	16
Selling, general and administrative	(14)	(1)	3
Research and development	(51)		14
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Amortization of Actuarial Gains (Losses) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales			(1)
Selling, general and administrative	(5)	(1)	(5)
Research and development	(6)	(4)	(6)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Amortization of Prior Service Cost [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Selling, general and administrative			(1)
Research and development	(1)	$ (1)	$ (4)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Foreign Currency Translation Adjustment [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (loss) on equity-method investments	10
Net of tax	$ 10